Property And Equipment (Details Narrative) (USD $)	0 Months Ended			12 Months Ended
	Mar. 08, 2013	Jan. 29, 2013	Jan. 09, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Asset purchase agreement, assets acquired value			$ 160,000
Description of asset purchase agreement		On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.	On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.
Cash quarterly dividend issued to shareholders	$ 266,072			$ 2,589,011